Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Schedule of assets and liabilities measured at fair value

	December 31, 2022
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	936	936	—	—
Other obligations (Note 21)
Contingent consideration in a business combination	(5,838)	—	—	(5,838)

	December 31, 2021
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	847	847	—	—
Other obligations (Note 21)
Contingent consideration in a business combination	(26,527)	—	—	(26,527)

Schedule of changes fair value on recurring basis using significant unobservable inputs Level 3

Total
US$'000
Fair value at December 31, 2020	(16,632)
Changes in fair value through profit or loss	(13,168)
Payments	3,273
Fair value at December 31, 2021	(26,527)
Changes in fair value through profit or loss	1,758
Payments	18,931
Fair value at December 31, 2022	(5,838)